Note 5 - Net Rent Expense (Details) - USD ($)	12 Months Ended
	Jun. 28, 2015	Jun. 29, 2014
Minimum rent under operating leases	$ 315,500	$ 288,000
Net rent expenses	$ 315,500	$ 288,000